Income taxes - Components of Deferred Tax Assets and Liabilities (Details) $ in Millions	12 Months Ended
Mar. 28, 2021 CAD ($)
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	$ 40.8
Deferred tax liabilities, Beginning Balance	(15.1)
Net deferred tax liabilities, Beginning Balance	25.7
Change in the year affecting Net income	5.2
Change in the year affecting Foreign exchange translation	(2.5)
Change in the year affecting Retained earnings	0.2
Change in the year affecting Other comprehensive loss	(3.3)
Deferred tax assets, Ending Balance	46.9
Deferred tax liabilities, Ending Balance	(21.6)
Net deferred tax liabilities, Ending Balance	25.3
Losses carried forward
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	3.6
Change in the year affecting Net income	5.8
Change in the year affecting Foreign exchange translation	(0.1)
Change in the year affecting Retained earnings	0.0
Change in the year affecting Other comprehensive loss	0.0
Deferred tax assets, Ending Balance	9.3
Employee future benefits
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	0.3
Change in the year affecting Net income	0.0
Change in the year affecting Foreign exchange translation	0.0
Change in the year affecting Retained earnings	0.0
Change in the year affecting Other comprehensive loss	(0.1)
Deferred tax assets, Ending Balance	0.2
Other liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	3.4
Change in the year affecting Net income	0.1
Change in the year affecting Foreign exchange translation	0.0
Change in the year affecting Retained earnings	0.2
Change in the year affecting Other comprehensive loss	0.0
Deferred tax assets, Ending Balance	3.7
Inventory capitalization
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	3.8
Change in the year affecting Net income	0.0
Change in the year affecting Foreign exchange translation	(0.5)
Change in the year affecting Retained earnings	0.0
Change in the year affecting Other comprehensive loss	0.0
Deferred tax assets, Ending Balance	3.3
Capital lease
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	4.9
Change in the year affecting Net income	1.0
Change in the year affecting Foreign exchange translation	(0.3)
Change in the year affecting Retained earnings	0.0
Change in the year affecting Other comprehensive loss	0.0
Deferred tax assets, Ending Balance	5.6
Tax relief from Swiss tax reform
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	23.1
Change in the year affecting Net income	(1.4)
Change in the year affecting Foreign exchange translation	(1.4)
Change in the year affecting Retained earnings	0.0
Change in the year affecting Other comprehensive loss	0.0
Deferred tax assets, Ending Balance	20.3
Unrealized profit in inventory
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	17.0
Change in the year affecting Net income	(0.9)
Change in the year affecting Foreign exchange translation	(1.0)
Change in the year affecting Retained earnings	0.0
Change in the year affecting Other comprehensive loss	0.0
Deferred tax assets, Ending Balance	15.1
Provisions and other temporary differences
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	5.0
Change in the year affecting Net income	1.8
Change in the year affecting Foreign exchange translation	0.0
Change in the year affecting Retained earnings	0.0
Change in the year affecting Other comprehensive loss	0.0
Deferred tax assets, Ending Balance	6.8
Unrealized foreign exchange
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	2.4
Change in the year affecting Net income	(1.5)
Change in the year affecting Foreign exchange translation	0.0
Change in the year affecting Retained earnings	0.0
Change in the year affecting Other comprehensive loss	(0.9)
Deferred tax assets, Ending Balance	0.0
Total deferred tax asset
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	63.5
Change in the year affecting Net income	4.9
Change in the year affecting Foreign exchange translation	(3.3)
Change in the year affecting Retained earnings	0.2
Change in the year affecting Other comprehensive loss	(1.0)
Deferred tax assets, Ending Balance	64.3
Unrealized foreign exchange
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, Beginning Balance	0.0
Change in the year affecting Net income	1.0
Change in the year affecting Foreign exchange translation	0.0
Change in the year affecting Retained earnings	0.0
Change in the year affecting Other comprehensive loss	(2.3)
Deferred tax liabilities, Ending Balance	(1.3)
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, Beginning Balance	(6.2)
Change in the year affecting Net income	(20.7)
Change in the year affecting Foreign exchange translation	0.3
Change in the year affecting Retained earnings	0.0
Change in the year affecting Other comprehensive loss	0.0
Deferred tax liabilities, Ending Balance	(26.6)
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, Beginning Balance	(31.6)
Change in the year affecting Net income	20.0
Change in the year affecting Foreign exchange translation	0.5
Change in the year affecting Retained earnings	0.0
Change in the year affecting Other comprehensive loss	0.0
Deferred tax liabilities, Ending Balance	(11.1)
Total deferred tax liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, Beginning Balance	(37.8)
Change in the year affecting Net income	0.3
Change in the year affecting Foreign exchange translation	0.8
Change in the year affecting Retained earnings	0.0
Change in the year affecting Other comprehensive loss	(2.3)
Deferred tax liabilities, Ending Balance	$ (39.0)